Annual Total Returns (Bar Chart) - Small Company Value Trust (Small Company Value Trust, Series I, Small Company Value Trust)	12 Months Ended
May 01, 2011
Small Company Value Trust | Series I, Small Company Value Trust
Bar Chart Table:
2001	6.54%
2002	(5.93%)
2003	33.67%
2004	25.31%
2005	6.93%
2006	15.42%
2007	(1.20%)
2008	(27.05%)
2009	27.69%
2010	21.36%